Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN FUNDS
JPMorgan Global Allocation Fund
(the “Fund”)
(a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated September 1, 2026
to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information (“SAI”), as supplemented
Effective immediately:
1.
The following is added as a seventh paragraph to the “Risk/Return Summary — What are the Fund’s main investment strategies” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Global Allocation Fund” section of the Fund’s Prospectuses:

The Fund intends to gain exposure to commodity markets indirectly by investing up to 25% of the Fund’s assets in the Global Allocation Fund CS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is also advised by the adviser. The Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards and swaps, and other investments and cash and cash equivalent instruments to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in such commodity-linked derivative instruments. The Subsidiary is otherwise subject to the same fundamental, non‑fundamental and certain other investment restrictions as the Fund.
2.
The fourth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Global Allocation Fund” section of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

The Fund’s alternative investments include securities that are not a part of the Fund’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred securities), exchange traded notes (ETNs), exchange traded commodities (ETCs), J.P. Morgan Funds, and, for the limited purposes described below, unaffiliated passive ETFs. The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, systematic or quantitative strategies, real estate (including real estate investment trusts (REITs)), currencies and commodities.
3.
The second paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies — Investment Process” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Global Allocation Fund — Investment Process” section of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

In buying and selling investments for the Fund, the adviser employs a continuous four-step process:(1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months)market outlook; (2) constructing the portfolio after considering the Fund’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments;(3) for the Fund’s investments in securities issued by other funds, analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook. The adviser may also utilize quantitative investment strategies, including through investments in affiliated funds, as part of its investment process.
In addition, the following risk is added to the “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Fund’s Summary Prospectuses and Prospectuses:
Subsidiary and Tax Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in these prospectuses. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in these prospectuses and could adversely affect the Fund.
The Fund intends to gain exposure to commodity markets by indirectly investing up to 25% of the Fund’s assets in the Subsidiary. Applicable Treasury regulations generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income either if: (i) there is a current distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations, court decisions and/or guidance issued by the IRS that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”), or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. To comply with the asset diversification tests applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, then the Fund may fail to qualify as a RIC under Subchapter M of the Code.

JPMorgan Global Allocation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN FUNDS
JPMorgan Global Allocation Fund
(the “Fund”)
(a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated September 1, 2026
to the current Summary Prospectuses,
Prospectuses and Statement of Additional Information (“SAI”), as supplemented
Effective immediately:
1.
The following is added as a seventh paragraph to the “Risk/Return Summary — What are the Fund’s main investment strategies” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Global Allocation Fund” section of the Fund’s Prospectuses:

The Fund intends to gain exposure to commodity markets indirectly by investing up to 25% of the Fund’s assets in the Global Allocation Fund CS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is also advised by the adviser. The Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards and swaps, and other investments and cash and cash equivalent instruments to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in such commodity-linked derivative instruments. The Subsidiary is otherwise subject to the same fundamental, non‑fundamental and certain other investment restrictions as the Fund.
2.
The fourth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Global Allocation Fund” section of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

The Fund’s alternative investments include securities that are not a part of the Fund’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred securities), exchange traded notes (ETNs), exchange traded commodities (ETCs), J.P. Morgan Funds, and, for the limited purposes described below, unaffiliated passive ETFs. The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, systematic or quantitative strategies, real estate (including real estate investment trusts (REITs)), currencies and commodities.
3.
The second paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies — Investment Process” section of the Fund’s Summary Prospectuses and Prospectuses and under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Global Allocation Fund — Investment Process” section of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

In buying and selling investments for the Fund, the adviser employs a continuous four-step process:(1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months)market outlook; (2) constructing the portfolio after considering the Fund’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments;(3) for the Fund’s investments in securities issued by other funds, analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook. The adviser may also utilize quantitative investment strategies, including through investments in affiliated funds, as part of its investment process.
In addition, the following risk is added to the “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Fund’s Summary Prospectuses and Prospectuses:
Subsidiary and Tax Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in these prospectuses. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in these prospectuses and could adversely affect the Fund.
The Fund intends to gain exposure to commodity markets by indirectly investing up to 25% of the Fund’s assets in the Subsidiary. Applicable Treasury regulations generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income either if: (i) there is a current distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations, court decisions and/or guidance issued by the IRS that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”), or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. To comply with the asset diversification tests applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, then the Fund may fail to qualify as a RIC under Subchapter M of the Code.